Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
KEPCO Engineering & Construction Company, Inc.
Disclosure of subsidiaries [line items]
Sale of shares held percentage		14.77%
Percentage of Effective Percentage Ownership Holding In Subsidiary		51.24%
PT. Cirebon Power Service
Disclosure of subsidiaries [line items]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.
Commerce and Industry Energy Co., Ltd.
Disclosure of subsidiaries [line items]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights	The Company guarantees a certain return on investments in Commerce and Industry Energy Co., Ltd. for the financial investors holding such investments. The financial investors have a right to claim the Company to sell its shares in the entity, which can be exercised 36 months after the date of acquisition.
J Wind First, LLC
Disclosure of subsidiaries [line items]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights	Although the Company does not hold a stake as of December 31, 2024, considering the purpose and design of the structured entity, the Company is exposed to volatility in the profits of the structured entity. In addition, The Company has the ability to direct activities that can most significantly affect the operations of the structured entity, so it has been determined that the Company has control over the entity.
Elara Energy Holdings, LLC
Disclosure of subsidiaries [line items]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.